Finance results, net (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Finance result, net
Net financial gains (losses)	SFr (1,799)	SFr 216	SFr 407	SFr 277
Finance income associated with change in fair value of derivative financial assets	SFr 739	SFr 259	SFr 1,368	SFr 468